Principal Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands		6 Months Ended	12 Months Ended
	Jul. 01, 2019	Jun. 30, 2019	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	May 28, 2022 CNY (¥)	May 28, 2022 USD ($)	Apr. 29, 2022	Dec. 31, 2021 USD ($)	Apr. 04, 2019 CNY (¥)	Apr. 04, 2019 USD ($)	Mar. 28, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accounting Policies [Line Items]
Shares repurchased value			¥ 142,200				¥ 142,229
Common stock shares retired | shares			0	0
Restricted cash			¥ 75,500		¥ 100,316							$ 11,845
Allowance for credit losses			335,841		86,698							0
Change in goodwill | $				$ 0		$ 0
Short-term borrowings			¥ 20,000		¥ 70,000							$ 3,138
Short-term borrowings,Interest Rate			3.70%									3.70%
Exchange rates used for translation			6,372.6000		6,524.9000							6,372.6000
Convenience translation, noon buying rate of US$ using RMB			6,372.6000									6,372.6000
Intangible assets, estimated useful lives			10 years	10 years
Goodwill Impairment | $				$ 0		0		$ 0
Applicable tax rate of cultural development fee for advertising services revenues	1.50%	3.00%
Advertising and marketing expenses			¥ 2,863,800		¥ 1,728,100		2,662,000
Costs related to users rewards granted			731,200		1,663,900		2,708,200
Rewards redeemed amount			673,800		1,509,300		2,514,800
Total estimated breakage amount			36,500		27,800		15,300
Users reward recorded in registered users loyalty payable			61,700		72,627							$ 9,681
Estimated users rewards recorded in accrued liabilities related to users loyalty programs			99,400		100,088							15,592
Interest and penalties associated with uncertain tax positions			0		0		0
Unrecognized uncertain tax positions			0		0
Debt instrument, face amount					13,000
Convertible Debt			1,200,000
Impairment of Long-Lived Assets to be Disposed of | $				0		$ 0		$ 0
Net loss			1,240,200	194,611	1,105,166		2,689,268
Accumulated deficit			(7,355,700)		(6,007,227)							(1,154,276)
Working capital			1,401,200
Restricted cash and short term investment			658,900
Restricted short-term investment			56,800
Net cash provided used in operating activities			(279,100)	$ (43,801)	(863,774)		(2,367,295)
Sales and Marketing Expenses
Accounting Policies [Line Items]
Accrued rewards reversed amount			81,400		213,900		293,500
Live Streaming And Online Games [Member]
Accounting Policies [Line Items]
Rewards consumed by purchasing virtual items			¥ 18,000		35,800		8,000
Minimum
Accounting Policies [Line Items]
Goodwill Impairment Likelihood Percentage			50.00%	50.00%
Percentage of after tax net income to be allocated to general reserve under PRC law.			10.00%	10.00%
Maximum
Accounting Policies [Line Items]
Intangible assets, estimated useful lives			10 years	10 years
Percentage of required general reserve registered capital ratio to de force compulsory net profit allocation to general reserve			50.00%	50.00%
Convertible Loan Agreement [Member] | Alibaba Investment Limited [Member]
Accounting Policies [Line Items]
Short-term borrowings,Interest Rate													3.00%	3.00%
Debt instrument, face amount			¥ 1,100,000									$ 171,100	¥ 1,147,000	$ 171,100
Convertible Loan Agreement [Member] | Alibaba Investment Limited [Member] | Subsequent Event [Member]
Accounting Policies [Line Items]
Short-term borrowings,Interest Rate											3.00%
Debt Instrument Total Amount Of Principal And Accumulated Interest Including Incremental Interest Under Supplemental Agreement									¥ 1,500,000	$ 240,400
Convertible Loan Agreement [Member] | Alibaba Investment Limited [Member] | Minimum | Subsequent Event [Member]
Accounting Policies [Line Items]
Debt Instrument, Interest Rate, Effective Percentage											3.00%
Convertible Loan Agreement [Member] | Alibaba Investment Limited [Member] | Maximum | Subsequent Event [Member]
Accounting Policies [Line Items]
Debt Instrument, Interest Rate, Effective Percentage											9.00%
Computer Software | Minimum
Accounting Policies [Line Items]
Intangible assets, estimated useful lives			3 years	3 years
Computer Software | Maximum
Accounting Policies [Line Items]
Intangible assets, estimated useful lives			10 years	10 years
PRC
Accounting Policies [Line Items]
Government grants received			¥ 7,200		¥ 5,800		¥ 9,500
Common Stock [Member]
Accounting Policies [Line Items]
Number of shares repurchased | shares			(1,166,425,000)	(1,166,425,000)			1,166,425	1,166,425
American Depositary Shares
Accounting Policies [Line Items]
Stock Repurchase Program Authorized Amount | $															$ 50,000
Number of shares repurchased | shares			4,665,700,000	4,665,700,000